SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Risk free interest rate	0.979%	0.123%
Dividend yield	0.00%	0.00%
Weighted Average Volatility factor	0.8624%	0.9941%
Weighted Average Expected life of the options	3 years 7 months 10 days	10 months 13 days